Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Bank Loans and Acceptances) (Details) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure Of Banks Loans And Acceptances [Line Items]
Residential mortgages	$ 329,262	$ 320,341
Consumer installment and other personal	224,323	217,554
Credit card	40,517	38,660
Business and government	352,034	326,528
Total loans	946,136	903,083
Customers' liability under acceptances	19	17,569
Loans at FVOCI	159	421
Total loans and acceptances	946,314	921,073
Total allowance for loan losses	7,811	7,136
Total loans and acceptances, net of allowance	$ 938,503	$ 913,937